Research and development expenses (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Research and Development Expenses [Abstract]
Labour	$ 1,190,030	$ 685,568
Materials	453,525	880,174
Government grants	0	(5,565)
Research and development expense	$ 1,643,555	$ 1,560,177	$ 1,560,177